SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	24. SUBSEQUENT EVENTS On January 13, 2026, GFL issued US$1,000.0 million in aggregate principal amount of 5.500% USD senior notes due 2034.